VIRTUS Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Brazil—3.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,375,000	$ 20,941
Canada—3.5%
Stantec, Inc.	271,467	21,795
China—0.9%
China Water Affairs Group Ltd.	10,300,000	5,659
France—4.1%
Veolia Environnement S.A.	824,806	26,005
Japan—1.6%
Kurita Water Industries Ltd.	254,600	9,967
Netherlands—3.0%
Aalberts N.V.	115,000	4,984
Arcadis N.V.	253,414	13,664
		18,648

Switzerland—3.4%
Geberit AG Registered Shares	17,604	11,282
Georg Fischer AG Registered Shares	144,238	10,478
		21,760

United Kingdom—15.5%
Ferguson plc	55,000	10,619
Halma plc	366,875	10,681
Pentair plc	149,900	10,899
Severn Trent plc	1,310,990	43,096
United Utilities Group plc	1,646,339	22,234
		97,529

	Shares	Value

United States—63.8%
Advanced Drainage Systems, Inc.	119,200	$ 16,764
AECOM	117,477	10,858
American Water Works Co., Inc.	375,600	49,575
Badger Meter, Inc.	90,500	13,970
Core & Main, Inc. Class A(1)	599,000	24,206
Danaher Corp.	78,970	18,269
Ecolab, Inc.	124,200	24,635
Essential Utilities, Inc.	1,182,690	44,173
Franklin Electric Co., Inc.	85,700	8,283
IDEX Corp.	64,404	13,983
Lindsay Corp.	24,384	3,149
Mueller Water Products, Inc. Class A	325,800	4,692
SJW Group	98,239	6,420
Tetra Tech, Inc.	159,834	26,681
Thermo Fisher Scientific, Inc.	31,500	16,720
Valmont Industries, Inc.	41,000	9,574
Veralto Corp.	262,436	21,588
Waste Management, Inc.	75,700	13,558
Xylem, Inc.	545,904	62,430
Zurn Elkay Water Solutions Corp.	424,100	12,473
		402,001

Total Common Stocks (Identified Cost $416,608)		624,305

Total Long-Term Investments—99.1% (Identified Cost $416,608)		624,305

TOTAL INVESTMENTS—99.1% (Identified Cost $416,608)		$624,305
Other assets and liabilities, net—0.9%		5,364
NET ASSETS—100.0%		$629,669
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	64%
United Kingdom	16
France	4
Canada	4
Switzerland	3
Brazil	3
Netherlands	3
Other	3
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$624,305	$624,305
Total Investments	$624,305	$624,305
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Water Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
2